Summary of Significant Accounting Policies - Short-term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Investments [Line Items]
Impairment losses	$ 248,140	$ 0	$ 500,032
Short-term Investments
Short-term Investments [Line Items]
Impairment losses	$ 0	$ 0	$ 0